UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-7739

                         Harding, Loevner Funds, Inc.

(Exact name of registrant as specified in charter)

50 Division Street

                    Somerville, NJ 08876

(Address of principal executive offices) (Zip code)

David R. Loevner, President

50 Division Street

                    Somerville, NJ 08876

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 435-8105

Date of fiscal year end:  October 31, 2010

Date of reporting period:  July 31, 2010

Item 1.   Schedule of Investments.

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

July 31, 2010 (unaudited)

Industry	Percentage of Net Assets
Airlines	0.9%
Auto Parts & Equipment	0.6
Banks	18.4
Beverages	3.3
Building Materials	3.6
Chemicals	1.2
Commercial Services	3.7
Computers	0.8
Cosmetics & Personal Care	2.7
Distribution/Wholesale	1.0
Diversified Financial Services	0.6
Electric	1.0
Electrical Components & Equipment	2.8
Electronics	3.0
Engineering & Construction	1.2
Food	2.8
Healthcare - Products	4.5
Home Furnishings	1.7
Insurance	2.6
Iron & Steel	0.5
Leisure Time	1.8
Media	0.7
Metal Fabrication/Hardware	0.4
Mining	2.9
Miscellaneous Manufacturing	0.6
Mutual Funds	2.8
Oil & Gas	8.0
Pharmaceuticals	1.9
Pipelines	1.5
Real Estate	1.0
Retail	3.9
Semiconductors	7.6
Telecommunications	6.1

Total Investments	96.1
Other Assets Less Liabilities	3.9

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

July 31, 2010 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 85.6%

Argentina - 0.4%
Banco Macro SA - ADR (Banks)	27,620	$1,048,731

Brazil - 10.9%
Anhanguera Educacional Participacoes SA (Commercial Services)	255,956	3,994,765
Banco Bradesco SA - ADR (Banks)	307,978	5,737,630
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Real Estate)	206,000	2,903,537
Natura Cosmeticos SA (Cosmetics & Personal Care)	169,400	4,401,626
Petroleo Brasileiro SA - ADR (Oil & Gas)	168,446	6,131,434
Usinas Siderurgicas de Minas Gerais SA (Iron & Steel)	43,500	1,261,371
Vale SA - Sponsored ADR (Mining)	208,740	5,802,972

		30,233,335

Chile - 2.7%
Banco Santander Chile - ADR (Banks)	50,236	4,170,090
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	89,700	3,407,703

		7,577,793

China - 10.0%
Anhui Conch Cement Co., Ltd., Class H (Building Materials)	772,000	2,693,017
ASM Pacific Technology Ltd. (Semiconductors)	333,900	3,050,830
China Taiping Insurance Holdings Co., Ltd. (Insurance)*	998,000	3,367,435
Hengan International Group Co., Ltd. (Healthcare - Products)	1,013,000	8,729,657
Jiangsu Expressway Co., Ltd., Class H (Commercial Services)	3,637,000	3,538,061
New Oriental Education & Technology Group - Sponsored ADR (Commercial Services)*	29,700	2,904,660
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (Healthcare - Products)	464,000	2,079,152
Wumart Stores Inc., Class H (Retail)	618,000	1,364,530

		27,727,342

Colombia - 1.4%
BanColombia SA - Sponsored ADR (Banks)	65,170	3,820,917

Czech Republic - 0.4%
Central European Media Enterprises Ltd., Class A (Media)*	48,330	1,039,095

Egypt - 0.8%
Orascom Construction Industries - GDR (Engineering & Construction)	53,200	2,259,818

Greece - 0.7%
Coca Cola Hellenic Bottling Co. SA (Beverages)	86,830	2,052,230

Hong Kong - 1.0%
Li & Fung Ltd. (Distribution/Wholesale)	596,000	2,758,693

Hungary - 0.4%
Richter Gedeon Nyrt. (Pharmaceuticals)	5,820	1,195,811

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

July 31, 2010 (unaudited) (continued)

	Shares	Value (1)
India - 9.4%
Ambuja Cements Ltd. (Building Materials)	1,328,300	$3,376,166
Axis Bank Ltd. (Banks)	151,600	4,386,060
Bajaj Auto Ltd. (Leisure Time)	87,100	5,060,087
Dabur India Ltd. (Cosmetics & Personal Care)	723,000	3,080,255
HDFC Bank Ltd. - ADR (Banks)	36,603	6,024,122
Jain Irrigation Systems Ltd. (Miscellaneous Manufacturing)	64,800	1,726,282
NTPC Ltd. (Electric)	617,600	2,645,524

		26,298,496

Indonesia - 1.5%
Bank Rakyat Indonesia (Banks)	3,726,000	4,113,644

Luxembourg - 1.3%
Millicom International Cellular SA (Telecommunications)	39,700	3,700,834

Malaysia - 0.7%
Public Bank Berhad (Banks)	489,400	1,877,781

Mexico - 6.7%
America Movil SAB de CV, Series L - ADR (Telecommunications)	153,777	7,628,892
Grupo Aeroportuario del Sureste SAB de CV - ADR (Engineering & Construction)	18,055	959,804
Grupo Financiero Banorte SAB de CV, Class O (Banks)	702,180	2,748,247
Grupo Televisa SA - Sponsored ADR (Media)	40,600	771,400
Urbi Desarrollos Urbanos SAB de CV (Building Materials)*	954,800	1,850,008
Wal-Mart de Mexico SAB de CV, Class V - Sponsored ADR (Retail)	204,230	4,721,798

		18,680,149

Panama - 0.9%
Copa Holdings SA, Class A (Airlines)	49,500	2,556,675

Peru - 1.3%
Credicorp Ltd. (Banks)	37,700	3,684,044

Philippines - 0.4%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telecommunications)	17,855	958,814

Poland - 1.3%
Bank Pekao SA (Banks)	46,154	2,461,565
Central European Distribution Corp. (Beverages)*	43,750	1,140,563

		3,602,128

Russia - 5.6%
Gazprom OAO - Sponsored ADR (Oil & Gas)	243,500	5,255,939
Lukoil OAO - Sponsored ADR (Oil & Gas)	95,078	5,428,954
X5 Retail Group NV - GDR, Reg S (Food)*	133,456	4,990,872

		15,675,765

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

July 31, 2010 (unaudited) (continued)

	Shares	Value (1)
South Africa - 6.3%
Aspen Pharmacare Holdings Ltd. (Healthcare - Products)*	148,800	$1,663,303
Massmart Holdings Ltd. (Retail)	196,000	3,436,415
MTN Group Ltd. (Telecommunications)	301,950	4,832,616
Pretoria Portland Cement Co., Ltd. (Building Materials)	475,500	2,100,599
SABMiller plc (Beverages)	101,800	3,095,298
Standard Bank Group Ltd. (Banks)	161,032	2,502,856

		17,631,087

South Korea - 5.9%
Hankook Tire Co., Ltd. (Auto Parts & Equipment)	76,600	1,742,417
KB Financial Group Inc. - ADR (Diversified Financial Services)	38,591	1,650,923
LG Electronics Inc. (Electrical Components & Equipment)	23,900	2,033,821
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)	17,330	5,990,497
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	22,660	3,936,569
Taewoong Co., Ltd. (Metal Fabrication/Hardware)	25,315	1,147,695

		16,501,922

Taiwan - 9.1%
Delta Electronics Inc. (Electrical Components & Equipment)	1,650,189	5,702,284
Hon Hai Precision Industry Co., Ltd. (Electronics)*	964,000	3,893,928
MediaTek Inc. (Semiconductors)	308,431	4,155,576
Quanta Computer Inc. (Computers)	1,267,000	2,298,393
Synnex Technology International Corp. (Electronics)	2,004,530	4,550,839
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	2,376,577	4,613,331

		25,214,351

Thailand - 2.1%
PTT Exploration & Production pcl (Oil & Gas)	713,000	3,291,553
Siam Commercial Bank pcl (Banks)	963,170	2,655,938

		5,947,491

Turkey - 3.0%
Arcelik A/S (Home Furnishings)	959,000	4,753,431
Turkiye Garanti Bankasi A/S (Banks)	716,000	3,716,768

		8,470,199

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

July 31, 2010 (unaudited) (continued)

	Shares	Value (1)
United Kingdom - 1.4%
Hikma Pharmaceuticals plc (Pharmaceuticals)	355,520	$3,997,564

Total Common Stocks (Cost $177,958,586)		238,624,709

Preferred Stocks - 7.2%

Brazil - 4.5%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - Sponsored ADR (Food)	42,400	2,758,544
Cia de Bebidas das Americas -ADR (Beverages)	27,700	3,025,394
Itau Unibanco Holding SA - ADR (Banks)	107,095	2,397,857
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	70,200	2,235,870
Vale SA - Sponsored ADR (Mining)	90,300	2,187,969

		12,605,634

Russia - 1.5%
AK Transneft OAO (Pipelines)	3,829	4,211,900

South Korea - 1.2%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)	14,451	3,350,942

Total Preferred Stocks (Cost $15,123,983)		20,168,476

Participation Notes - 0.5%

Saudi Arabia - 0.5%
Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 6/4/12 (Retail)(2)	34,000	1,483,454

Total Participation Notes (Cost $1,427,100)		1,483,454

Cash Equivalent - 2.8%
Northern Institutional Funds - Diversified Assets Portfolio (Mutual Funds)	7,779,300	7,779,300

Total Cash Equivalent (Cost $7,779,300)		7,779,300

Total Investments — 96.1% (Cost $ 202,288,969)		$268,055,939

Other Assets Less Liabilities - 3.9%		10,852,088

Net Assets — 100.0%		$278,908,027

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

July 31, 2010 (unaudited) (continued)

Summary of Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.

(1)	See Note 2 to Financial Statements.
(2)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of July 31, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

July 31, 2010 (unaudited)

Industry	Percentage of Net Assets
Airlines	1.0%
Auto Parts & Equipment	0.6
Banks	19.2
Beverages	3.3
Building Materials	3.8
Chemicals	1.3
Commercial Services	4.0
Computers	0.8
Cosmetics/Personal Care	2.8
Distribution/Wholesale	1.0
Diversified Financial Services	0.6
Electric	1.0
Electrical Components & Equipment	3.0
Electronics	3.1
Engineering & Construction	1.2
Food	3.0
Healthcare - Products	4.7
Home Furnishings	1.8
Insurance	2.7
Iron/Steel	0.5
Leisure Time	1.9
Media	0.7
Metal Fabrication/Hardware	0.4
Mining	3.0
Miscellaneous Manufacturing	0.7
Mutual Funds	2.3
Oil & Gas	8.2
Pharmaceuticals	2.0
Pipelines	1.6
Real Estate	1.1
Retail	4.2
Semiconductors	8.0
Telecommunications	6.4

Total Investments	99.9
Other Assets Less Liabilities	0.1

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

July 31, 2010 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 91.3%

Argentina - 0.4%
Banco Macro SA - ADR (Banks)	210,497	$7,992,571

Brazil - 12.7%
Anhanguera Educacional Participacoes SA (Commercial Services)	1,743,882	27,217,171
Banco Bradesco SA - ADR (Banks)	2,072,202	38,605,123
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Real Estate)	1,405,000	19,803,246
Natura Cosmeticos SA (Cosmetics/Personal Care)	1,148,900	29,852,587
Petroleo Brasileiro SA - ADR (Oil & Gas)	1,457,084	53,037,858
Usinas Siderurgicas de Minas Gerais SA (Iron/Steel)	305,900	8,870,196
Vale SA - Sponsored ADR (Mining)	1,856,200	51,602,360

		228,988,541

Chile - 2.8%
Banco Santander Chile - ADR (Banks)	328,244	27,247,534
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	610,500	23,192,895

		50,440,429

China - 10.4%
Anhui Conch Cement Co., Ltd., Class H (Building Materials)	5,060,000	17,651,120
ASM Pacific Technology Ltd. (Semiconductors)	2,206,100	20,157,038
China Taiping Insurance Holdings Co., Ltd. (Insurance)*	6,721,600	22,679,914
Hengan International Group Co., Ltd. (Healthcare - Products)	6,781,000	58,436,136
Jiangsu Expressway Co., Ltd., Class H (Commercial Services)	24,884,000	24,207,071
New Oriental Education & Technology Group - Sponsored ADR (Commercial Services)*	203,500	19,902,300
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (Healthcare - Products)	3,245,000	14,540,624
Wumart Stores Inc., Class H (Retail)	4,348,000	9,600,282

		187,174,485

Colombia - 1.6%
BanColombia SA - Sponsored ADR (Banks)	476,300	27,925,469

Czech Republic - 0.4%
Central European Media Enterprises Ltd., Class A (Media)*	341,000	7,331,500

Egypt - 0.9%
Orascom Construction Industries - GDR (Engineering & Construction)	363,200	15,427,927

Greece - 0.7%
Coca Cola Hellenic Bottling Co., SA (Beverages)	535,200	12,649,472

Hong Kong - 1.0%
Li & Fung Ltd. (Distribution/Wholesale)	3,946,000	18,264,767

Hungary - 0.5%
Richter Gedeon Nyrt. (Pharmaceuticals)	40,500	8,321,367

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

July 31, 2010 (unaudited) (continued)

	Shares	Value (1)
India - 9.8%
Ambuja Cements Ltd. (Building Materials)	9,036,910	$22,969,292
Axis Bank Ltd. (Banks)	989,400	28,625,118
Bajaj Auto Ltd. (Leisure Time)	598,000	34,740,898
Dabur India Ltd. (Cosmetics/Personal Care)	4,660,000	19,853,375
HDFC Bank Ltd. - ADR (Banks)	245,697	40,436,812
Jain Irrigation Systems Ltd. (Miscellaneous Manufacturing)	458,000	12,201,189
NTPC Ltd. (Electric)	4,065,900	17,416,512

		176,243,196

Indonesia - 1.5%
Bank Rakyat Indonesia (Banks)	24,259,000	26,782,848

Luxembourg - 1.4%
Millicom International Cellular SA (Telecommunications)	275,700	25,700,754

Malaysia - 0.7%
Public Bank Berhad (Banks)	3,326,200	12,762,314

Mexico - 7.0%
America Movil SAB de CV, Class L - ADR (Telecommunications)	1,032,547	51,224,676
Grupo Aeroportuario del Sureste SAB de CV - ADR (Engineering & Construction)	123,373	6,558,509
Grupo Financiero Banorte SAB de CV, Class O (Banks)	4,701,840	18,402,432
Grupo Televisa SA - Sponsored ADR (Media)	250,100	4,751,900
Urbi Desarrollos Urbanos SAB de CV (Building Materials)*	6,278,500	12,165,142
Wal-Mart de Mexico SAB de CV, Class V - Sponsored ADR (Retail)	1,442,414	33,348,612

		126,451,271

Panama - 1.0%
Copa Holdings SA, Class A (Airlines)	336,900	17,400,885

Peru - 1.3%
Credicorp Ltd. (Banks)	245,600	24,000,032

Philippines - 0.4%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telecommunications)	127,215	6,831,446

Poland - 1.4%
Bank Pekao SA (Banks)	304,861	16,259,372
Central European Distribution Corp. (Beverages)*	308,200	8,034,774

		24,294,146

Russia - 5.8%
Gazprom OAO - Sponsored ADR (Oil & Gas)	1,599,785	34,531,300
Lukoil OAO - Sponsored ADR (Oil & Gas)	604,894	34,539,448
X5 Retail Group NV - GDR, Reg S (Food)*	925,985	34,629,187

		103,699,935

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

July 31, 2010 (unaudited) (continued)

	Shares	Value (1)
South Africa - 6.5%
Aspen Pharmacare Holdings Ltd. (Healthcare - Products)*	948,000	$10,596,848
Massmart Holdings Ltd. (Retail)	1,299,700	22,787,288
MTN Group Ltd. (Telecommunications)	2,002,700	32,052,595
Pretoria Portland Cement Co., Ltd. (Building Materials)	3,309,000	14,618,050
SABMiller plc (Beverages)	650,600	19,781,933
Standard Bank Group Ltd. (Banks)	1,044,033	16,226,988

		116,063,702

South Korea - 6.6%
Hankook Tire Co., Ltd. (Auto Parts & Equipment)	508,000	11,555,453
KB Financial Group Inc. - ADR (Diversified Financial Services)	266,337	11,393,897
LG Electronics Inc. (Electrical Components & Equipment)	168,500	14,338,865
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)	143,080	49,458,758
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	143,700	24,964,032
Taewoong Co., Ltd. (Metal Fabrication/Hardware)	160,650	7,283,315

		118,994,320

Taiwan - 9.4%
Delta Electronics Inc. (Electrical Components & Equipment)	11,386,751	39,347,307
Hon Hai Precision Industry Co., Ltd. (Electronics)*	6,192,000	25,011,620
MediaTek Inc. (Semiconductors)	2,020,175	27,218,373
Quanta Computer Inc. (Computers)	8,060,000	14,621,189
Synnex Technology International Corp. (Electronics)	13,422,050	30,471,779
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	16,404,637	31,844,125

		168,514,393

Thailand - 2.3%
PTT Exploration & Production pcl (Oil & Gas)	5,366,800	24,775,742
Siam Commercial Bank pcl (Banks)	6,167,300	17,006,310

		41,782,052

Turkey - 3.3%
Arcelik A/S (Home Furnishings)	6,629,700	32,861,129
Turkiye Garanti Bankasi A/S (Banks)	5,113,300	26,543,226

		59,404,355

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

July 31, 2010 (unaudited) (continued)

	Shares	Value (1)
United Kingdom - 1.5%
Hikma Pharmaceuticals plc (Pharmaceuticals)	2,424,123	$27,257,504

Total Common Stocks (Cost $1,136,540,129)		1,640,699,681

Preferred Stocks - 5.8%

Brazil - 3.3%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - Sponsored ADR (Food)	306,200	19,921,372
Cia de Bebidas das Americas - ADR (Beverages)	180,000	19,659,600
Itau Unibanco Holding SA - ADR (Banks)	758,857	16,990,810
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	40,000	1,274,000
Vale SA - Sponsored ADR (Mining)	70,000	1,696,100

		59,541,882

Russia - 1.7%
AK Transneft OAO (Pipelines)	26,900	29,590,000

South Korea - 0.8%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)	64,359	14,923,763

Total Preferred Stocks (Cost $53,694,140)		104,055,645

Participation Notes - 0.5%

Saudi Arabia - 0.5%
Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 6/4/12 (Retail)(2)	220,000	9,598,820

Total Participation Notes (Cost $9,257,971)		9,598,820

Cash Equivalent - 2.3%
Northern Institutional Funds - Diversified Assets Portfolio (Mutual Funds)	40,954,793	40,954,793

Total Cash Equivalent (Cost $40,954,793)		40,954,793

Total Investments — 99.9% (Cost $ 1,240,447,033)		$1,795,308,939

Other Assets Less Liabilities - 0.1%		1,538,686

Net Assets — 100.0%		$1,796,847,625

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

July 31, 2010 (unaudited) (continued)

Summary of Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.

(1)	See Note 2 to Financial Statements.
(2)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of July 31, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

July 31, 2010 (unaudited)

Industry	Percentage of Net Assets
Agriculture	2.0%
Banks	10.7
Chemicals	5.6
Cosmetics/Personal Care	4.2
Distribution/Wholesale	2.2
Electrical Components & Equipment	2.2
Electronics	3.2
Food	6.4
Healthcare - Products	8.0
Holding Companies - Diversified	3.5
Insurance	3.7
Internet	0.9
Machinery - Construction & Mining	1.3
Machinery - Diversified	2.5
Media	4.6
Metal Fabrication/Hardware	1.1
Mutual Funds	2.2
Oil & Gas	7.7
Oil & Gas Services	1.6
Pharmaceuticals	3.4
Retail	3.9
Semiconductors	6.6
Software	5.4
Telecommunications	5.9

Total Investments	98.8
Other Assets Less Liabilities	1.2

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

July 31, 2010 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 93.5%

Australia - 1.1%
Cochlear Ltd. (Healthcare - Products)	72,100	$4,613,909

Austria - 1.8%
Erste Group Bank AG (Banks)	193,720	7,775,644

Bermuda - 2.0%
Bunge Ltd. (Agriculture)	167,980	8,340,207

Brazil - 0.4%
Petroleo Brasileiro SA - ADR (Oil & Gas)	43,988	1,601,163

Canada - 2.4%
Encana Corp. (Oil & Gas)	108,282	3,305,850
Imperial Oil Ltd. (Oil & Gas)	181,490	7,070,850

		10,376,700

China - 1.1%
China Resources Enterprise Ltd. (Holding Companies - Diversified)	1,206,000	4,575,150

Denmark - 1.3%
Novo Nordisk A/S, Class B (Pharmaceuticals)	62,300	5,322,017

France - 15.1%
Air Liquide SA (Chemicals)	135,002	15,156,825
Dassault Systemes SA (Software)	216,000	14,020,573
L’Oreal SA (Cosmetics/Personal Care)	84,870	8,887,452
LVMH Moet Hennessy Louis Vuitton SA (Holding Companies - Diversified)	84,330	10,289,704
Schlumberger Ltd. (Oil & Gas Services)	110,700	6,604,362
Schneider Electric SA (Electrical Components & Equipment)	79,950	9,222,038

		64,180,954

Germany - 5.5%
Allianz SE, Reg S (Insurance)	93,000	10,795,019
Fresenius SE (Healthcare - Products)	97,168	6,779,660
QIAGEN NV (Healthcare - Products)*	316,870	5,891,037

		23,465,716

Hong Kong - 2.2%
Li & Fung Ltd. (Distribution/Wholesale)	2,044,200	9,461,945

India - 1.4%
ICICI Bank Ltd. - Sponsored ADR (Banks)	155,500	6,050,505

Indonesia - 1.7%
Telekomunikasi Indonesia Tbk PT - Sponsored ADR (Telecommunications)	197,140	7,400,636

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

July 31, 2010 (unaudited) (continued)

	Shares	Value (1)
Israel - 0.7%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	59,160	$2,889,966

Japan - 12.6%
Fanuc Ltd. (Machinery - Diversified)	89,300	10,493,021
Hoya Corp. (Electronics)	340,300	8,121,538
JSR Corp. (Chemicals)	378,200	6,600,892
Jupiter Telecommunications Co., Ltd. (Media)	5,355	5,488,753
Keyence Corp. (Electronics)	23,465	5,381,899
M3 Inc. (Internet)	834	3,780,179
MISUMI Group Inc. (Metal Fabrication/Hardware)	245,000	4,697,588
Unicharm Corp. (Cosmetics/Personal Care)	77,000	9,142,382

		53,706,252

Mexico - 4.7%
America Movil SAB de CV, Series L - ADR (Telecommunications)	189,300	9,391,173
Wal-Mart de Mexico SAB de CV, Class V - Sponsored ADR (Retail)	467,640	10,811,837

		20,203,010

Poland - 0.8%
Bank Pekao SA - GDR, Reg S (Banks)#	65,260	3,479,545

Russia - 1.9%
Gazprom OAO - Sponsored ADR (Oil & Gas)	364,670	7,871,388

Singapore - 1.8%
DBS Group Holdings Ltd. (Banks)	734,083	7,768,221

South Africa - 2.6%
MTN Group Ltd. (Telecommunications)	521,800	8,351,248
Sasol Ltd. (Oil & Gas)	70,041	2,772,039

		11,123,287

South Korea - 1.4%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)	16,920	5,848,771

Sweden - 1.3%
Atlas Copco AB, Class A (Machinery - Construction & Mining)	343,200	5,614,730

Switzerland - 10.5%
Alcon Inc. (Healthcare - Products)	62,270	9,656,832
Lonza Group AG (Chemicals)	27,050	2,103,151
Nestle SA - Sponsored ADR, Reg S (Food)	276,250	13,632,937
Roche Holding AG, Genusschein (Pharmaceuticals)	49,250	6,405,130
Swatch Group AG, Bearer (Retail)	18,880	5,847,982
Synthes Inc. (Healthcare - Products)	61,420	7,062,602

		44,708,634

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

July 31, 2010 (unaudited) (continued)

	Shares	Value (1)
Taiwan - 1.8%
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	3,974,125	$7,714,437

United Kingdom - 17.4%
Admiral Group plc (Insurance)	224,000	5,090,009
ARM Holdings plc (Semiconductors)	2,229,500	11,476,697
Autonomy Corp. plc (Software)*	349,400	9,034,554
BG Group plc (Oil & Gas)	474,080	7,614,804
Standard Chartered plc (Banks)	454,610	13,141,736
Tesco plc (Food)	1,188,280	7,292,887
Unilever plc (Food)	225,125	6,407,569
WPP plc (Media)	1,327,620	14,135,797

		74,194,053

Total Common Stocks (Cost $319,544,759)		398,286,840

Preferred Stocks - 3.2%

Brazil - 2.4%
Itau Unibanco Holding SA - ADR (Banks)	324,200	7,258,838
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	96,500	3,073,525

		10,332,363

South Korea - 0.8%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)	13,700	3,176,798

Total Preferred Stocks (Cost $12,034,456)		13,509,161

Cash Equivalent - 2.1%
Northern Institutional Funds - Diversified Assets Portfolio (Mutual Funds)	9,157,205	9,157,205

Total Cash Equivalent (Cost $9,157,205)		9,157,205

Total Investments — 98.8% (Cost $ 340,736,420)		$420,953,206

Other Assets Less Liabilities - 1.2%		5,038,254

Net Assets — 100.0%		$425,991,460

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

July 31, 2010 (unaudited) (continued)

Summary of Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.

(1)	See Note 2 to Financial Statements.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

July 31, 2010 (unaudited)

Industry	Percentage of Net Assets
Agriculture	1.6%
Apparel	2.4
Banks	9.4
Biotechnology	2.9
Chemicals	8.5
Commercial Services	2.1
Computers	4.3
Cosmetics/Personal Care	9.2
Distribution/Wholesale	2.9
Diversified Financial Services	2.1
Electrical Components & Equipment	3.3
Electronics	1.7
Food	1.9
Healthcare - Products	3.3
Holding Companies - Diversified	1.2
Internet	6.4
Machinery - Diversified	2.2
Media	1.2
Miscellaneous Manufacturing	2.5
Mutual Funds	0.9
Office/Business Equipment	1.3
Oil & Gas	4.3
Oil & Gas Services	1.9
Pharmaceuticals	5.1
Retail	6.7
Software	8.9
Telecommunications	1.6

Total Investments	99.8
Other Assets Less Liabilities	0.2

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

July 31, 2010 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 98.9%

Australia - 1.0%
Cochlear Ltd. (Healthcare - Products)	19,930	$1,275,384

Austria - 0.7%
Erste Group Bank AG (Banks)	23,900	959,312

Bermuda - 1.6%
Bunge Ltd. (Agriculture)	41,870	2,078,846

Canada - 1.0%
Encana Corp. (Oil & Gas)	42,090	1,285,008

China - 1.2%
China Merchants Holdings International Co., Ltd. (Holding Companies - Diversified)	398,000	1,509,182

Denmark - 1.3%
Novo Nordisk AS, Class B (Pharmaceuticals)	19,000	1,623,087

France - 7.3%
Air Liquide SA (Chemicals)	17,737	1,991,353
Dassault Systemes SA (Software)	29,950	1,944,056
L’Oreal SA (Cosmetics/Personal Care)	28,410	2,975,050
Schlumberger Ltd. (Oil & Gas Services)	40,590	2,421,599

		9,332,058

Germany - 1.7%
Hamburger Hafen und Logistik AG (Commercial Services)	33,100	1,209,558
Qiagen NV (Healthcare - Products)*	54,378	1,010,960

		2,220,518

Hong Kong - 2.9%
Li & Fung Ltd. (Distribution/Wholesale)	805,800	3,729,790

India - 1.5%
ICICI Bank Ltd. - Sponsored ADR (Banks)	48,300	1,879,353

Indonesia - 1.3%
Bank Central Asia Tbk PT (Banks)	2,454,000	1,625,001

Israel - 1.0%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	27,000	1,318,950

Japan - 10.1%
Canon Inc. - Sponsored ADR (Office/Business Equipment)	39,700	1,719,804
Fanuc Ltd. (Machinery - Diversified)	24,100	2,831,823
JSR Corp. (Chemicals)	75,300	1,314,244

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

July 31, 2010 (unaudited) (continued)

	Shares	Value (1)
Japan - 10.1% - (continued)
Keyence Corp. (Electronics)	9,760	$2,238,540
M3 Inc. (Internet)	294	1,332,581
Unicharm Corp. (Cosmetics/Personal Care)	29,800	3,538,221

		12,975,213

Russia - 1.1%
Gazprom OAO - Sponsored ADR (Oil & Gas)	67,200	1,450,509

South Africa - 1.0%
Sasol Ltd. (Oil & Gas)	31,730	1,255,790

Switzerland - 7.6%
Lonza Group AG, Reg S (Chemicals)	8,180	635,999
Nestle SA - Sponsored ADR, Reg S (Food)	49,755	2,455,409
Novartis AG, Reg S (Pharmaceuticals)	26,620	1,294,547
Sonova Holding AG, Reg S (Healthcare - Products)	16,580	2,011,168
Swatch Group AG, Bearer (Retail)	11,070	3,428,875

		9,825,998

United Kingdom - 7.8%
Autonomy Corp. plc (Software)*	147,000	3,801,028
RPS Group plc (Commercial Services)	475,300	1,454,441
Standard Chartered plc (Banks)	114,300	3,304,152
WPP plc (Media)	143,370	1,526,528

		10,086,149

United States - 48.8%
3M Co. (Miscellaneous Manufacturing)	38,070	3,256,508
Abbott Laboratories (Pharmaceuticals)	26,380	1,294,730
Adobe Systems Inc. (Software)*	80,090	2,300,185
Apple Inc. (Computers)*	7,900	2,032,275
Charles Schwab Corp. (Diversified Financial Services)	84,700	1,252,713
Cisco Systems Inc. (Telecommunications)*	86,915	2,005,129
Coach Inc. (Apparel)	82,600	3,053,722
Colgate-Palmolive Co. (Cosmetics/Personal Care)	25,750	2,033,735
eBay Inc. (Internet)*	177,100	3,703,161
EMC Corp. (Computers)*	179,250	3,547,358
Emerson Electric Co. (Electrical Components & Equipment)	86,270	4,273,816
Exxon Mobil Corp. (Oil & Gas)	24,890	1,485,435
Genzyme Corp. (Biotechnology)*	32,050	2,229,398
Google Inc., Class A (Internet)*	6,547	3,174,313
Greenhill & Co., Inc. (Diversified Financial Services)	21,600	1,469,880
JPMorgan Chase & Co. (Banks)	41,800	1,683,704
Medco Health Solutions Inc. (Pharmaceuticals)*	21,468	1,030,464
Monsanto Co. (Chemicals)	48,700	2,816,808
Oracle Corp. (Software)	141,210	3,338,204

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

July 31, 2010 (unaudited) (continued)

	Shares	Value (1)
United States - 48.8% - (continued)
Praxair Inc. (Chemicals)	18,520	$1,607,906
Procter & Gamble Co. (Cosmetics/Personal Care)	54,600	3,339,336
Sigma-Aldrich Corp. (Chemicals)	44,600	2,502,060
Staples Inc. (Retail)	122,910	2,498,760
Talecris Biotherapeutics Holdings Corp. (Biotechnology)*	66,200	1,458,386
Walgreen Co. (Retail)	96,250	2,747,938
Wells Fargo & Co. (Banks)	94,760	2,627,695

		62,763,619

Total Common Stocks (Cost $113,852,078)		127,193,767

Cash Equivalent - 0.9%
Northern Institutional Funds - Diversified Assets Portfolio (Mutual Funds)	1,132,489	1,132,489

Total Cash Equivalent (Cost $1,132,489)		1,132,489

Total Investments — 99.8% (Cost $ 114,984,567)		$128,326,256

Other Assets Less Liabilities - 0.2%		288,934

Net Assets — 100.0%		$128,615,190

Summary of Abbreviations

ADR	American Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.

(1)	See Note 2 to Financial Statements.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

July 31, 2010 (unaudited)

Industry	Percentage of Net Assets
Agriculture	1.3%
Auto Parts & Equipment	2.5
Banks	5.6
Beverages	1.7
Chemicals	7.9
Commercial Services	3.4
Computers	1.1
Cosmetics/Personal Care	2.6
Distribution/Wholesale	2.4
Diversified Financial Services	3.2
Electrical Components & Equipment	2.8
Electronics	4.9
Engineering & Construction	2.5
Environmental Control	1.8
Food	7.4
Gas	1.2
Hand/Machine Tools	3.2
Healthcare - Products	4.9
Healthcare - Services	2.3
Insurance	1.1
Leisure Time	1.3
Machinery - Diversified	5.0
Media	1.3
Mining	1.2
Miscellaneous Manufacturing	6.9
Mutual Funds	8.6
Oil & Gas Services	1.2
Packaging & Containers	1.4
Pharmaceuticals	2.4
Retail	3.2
Semiconductors	3.6
Shipbuilding	1.8
Telecommunications	1.4
Transportation	2.5
Trucking & Leasing	1.5

Total Investments	107.1
Liabilities Less Other Assets	(7.1)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

July 31, 2010 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 96.7%

Australia - 4.8%
Bank of Queensland Ltd. (Banks)	11,680	$109,982
Bradken Ltd. (Engineering & Construction)	19,100	133,208
Imdex Ltd. (Mining)*	179,430	130,963
SAI Global Ltd. (Media)	40,300	144,066

		518,219

Austria - 2.2%
BWT AG (Environmental Control)	4,186	99,371
Semperit AG Holding (Miscellaneous Manufacturing)	3,830	142,552

		241,923

Canada - 2.6%
GLV Inc., Class A (Machinery - Diversified)*	13,200	110,417
Laurentian Bank of Canada (Banks)	3,700	165,547

		275,964

China - 2.4%
Dalian Refrigeration Co., Ltd., Class B (Machinery - Diversified)	125,000	92,233
Vinda International Holdings Ltd. (Cosmetics/Personal Care)	170,000	163,309

		255,542

Denmark - 3.4%
NKT Holding A/S (Miscellaneous Manufacturing)	2,150	105,641
Topsil Semiconductor Materials (Semiconductors)*	942,717	255,329

		360,970

Finland - 2.1%
Vacon Oyj (Hand/Machine Tools)	2,377	105,434
Vaisala Oyj, Class A (Electronics)	4,633	116,348

		221,782

France - 3.7%
Boiron SA (Pharmaceuticals)	4,173	149,113
Rubis (Gas)	1,430	125,407
Touax SA (Transportation)	3,900	120,372

		394,892

Germany - 5.2%
Bijou Brigitte Modische Accessoires AG (Retail)	932	134,217
Carl Zeiss Meditec AG (Healthcare - Products)	7,770	119,975
Drillisch AG (Telecommunications)	25,010	150,053
Gerresheimer AG (Packaging & Containers)*	4,120	150,652

		554,897

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

July 31, 2010 (unaudited) (continued)

	Shares	Value (1)
Hong Kong - 8.6%
Chen Hsong Holdings Ltd. (Machinery - Diversified)	300,000	$114,141
Chong Hing Bank Ltd. (Banks)	80,000	180,547
Pico Far East Holdings Ltd. (Commercial Services)	704,000	124,373
Vitasoy International Holdings Ltd. (Beverages)	238,000	185,777
Wasion Group Holdings Ltd. (Electronics)	180,000	143,314
Yip’s Chemical Holdings Ltd. (Chemicals)	170,000	172,894

		921,046

Indonesia - 2.7%
Bank Bukopin Tbk PT (Banks)	2,000,000	147,525
Wijaya Karya PT (Engineering & Construction)	2,320,000	139,996

		287,521

Ireland - 2.1%
FBD Holdings plc (Insurance)	13,466	119,271
Grafton Group plc (Retail)	29,000	109,233

		228,504

Italy - 4.0%
Cembre S.p.A (Electrical Components & Equipment)	20,327	128,557
MARR S.p.A (Distribution/Wholesale)	18,163	156,398
SOL S.p.A (Chemicals)	22,741	143,412

		428,367

Japan - 13.2%
Asahi Diamond Industrial Co., Ltd. (Hand/Machine Tools)	15,000	238,881
ASKUL Corp. (Retail)	4,900	95,638
BML Inc. (Healthcare - Services)	5,400	118,615
C. Uyemura & Co., Ltd. (Chemicals)	3,000	131,855
Lintec Corp. (Chemicals)	8,300	160,012
Miura Co. Ltd. (Machinery - Diversified)	4,200	99,253
Nakanishi Inc. (Healthcare - Products)	1,400	136,632
Pigeon Corp. (Cosmetics/Personal Care)	3,000	110,344
Stella Chemifa Corp. (Chemicals)	2,800	110,496
Tsumura & Co. (Pharmaceuticals)	3,500	105,078
Vic Tokai Corp. (Computers)	14,000	115,416

		1,422,220

Malaysia - 5.2%
Coastal Contracts Berhad (Shipbuilding)	262,000	196,310
Supermax Corp. Berhad (Miscellaneous Manufacturing)	111,500	218,391
United Plantations Berhad (Agriculture)	31,500	143,676

		558,377

Netherlands - 2.1%
Brunel International NV (Commercial Services)	3,527	111,809

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

July 31, 2010 (unaudited) (continued)

	Shares	Value (1)
Netherlands - 2.1% - (continued)
KAS Bank NV - CVA (Diversified Financial Services)	7,138	$109,747

		221,556

New Zealand - 1.0%
Sanford Ltd. (Food)	37,153	108,289

Singapore - 3.6%
Goodpack Ltd. (Trucking & Leasing)	129,000	160,383
KS Energy Services Ltd. (Oil & Gas Services)*	167,000	132,233
Tat Hong Holdings Ltd. (Distribution/Wholesale)	134,000	97,594

		390,210

South Korea - 4.0%
Binggrae Co., Ltd. (Food)	3,700	148,718
Han Kuk Carbon Co., Ltd. (Chemicals)	27,800	134,210
Samwha Capacitor Co., Ltd. (Electronics)	14,600	147,525

		430,453

Spain - 1.4%
Construcciones y Auxiliar de Ferrocarriles SA (Transportation)	332	149,512

Sweden - 3.3%
Kabe Husvagnar AB, Class B (Miscellaneous Manufacturing)	9,600	115,088
Mekonomen AB (Auto Parts & Equipment)	6,300	147,150
Studsvik AB (Environmental Control)*	10,200	93,250

		355,488

Switzerland - 4.2%
Huber & Suhner AG, Reg S (Electrical Components & Equipment)	3,800	169,880
Huegli Holding AG - Bearer (Food)	273	159,873
Lem Holding SA, Reg S (Electronics)	376	122,737

		452,490

Taiwan - 5.1%
Merida Industry Co., Ltd. (Leisure Time)	85,000	138,440
Nak Sealing Technologies Corp. (Auto Parts & Equipment)	99,000	119,732
Taiwan Paiho Ltd. (Miscellaneous Manufacturing)	183,390	156,814
Youngtek Electronics Corp. (Semiconductors)	54,642	134,489

		549,475

Thailand - 1.3%
Khon Kaen Sugar Industry pcl, Reg S (Food)	403,800	143,876

United Kingdom - 8.5%
Corin Group plc (Healthcare - Products)	93,377	76,191
Greggs plc (Food)	18,000	125,557

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

July 31, 2010 (unaudited) (continued)

	Shares	Value (1)
United Kingdom - 8.5% - (continued)
Hamworthy plc (Machinery - Diversified)	23,152	$121,707
PayPoint plc (Diversified Financial Services)	19,697	102,612
Rathbone Brothers plc (Diversified Financial Services)	9,730	126,852
Robert Wiseman Dairies plc (Food)	13,051	103,267
RPS Group plc (Commercial Services)	41,860	128,094
Synergy Health plc (Healthcare - Services)	12,313	128,976

		913,256

Total Common Stocks (Cost $9,952,319)		10,384,829

Preferred Stocks - 1.8%

Germany - 1.8%
Draegerwerk AG & Co. KGaA (Healthcare - Products)	2,836	191,483

Total Preferred Stocks (Cost $125,268)		191,483

Rights - 0.0%

Australia - 0.0%
SAI Global Ltd. (Media)*	5,597	—

Total Rights (Cost $ — )		—

Warrants - 0.0%

Thailand - 0.0%
Khon Kaen Sugar Industry pcl, Expires 03/15/2013 (Food)*	28,380	3,412

Total Warrants (Cost $ — )		3,412

Cash Equivalent - 8.6%
Northern Institutional Funds -
Diversified Assets Portfolio (Mutual Funds)	928,207	928,207

Total Cash Equivalent (Cost $928,207)		928,207

Total Investments — 107.1% (Cost $ 11,005,794)		$11,507,931

Liabilities Less Other Assets - (7.1)%		(763,475)

Net Assets — 100.0%		$10,744,456

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

July 31, 2010 (unaudited) (continued)

Summary of Abbreviations

Reg S      Security sold outside United States without registration under the Securities Act of 1933.

(1)	See Note 2 to Financial Statements.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

July 31, 2010 (unaudited)

Industry	Percentage of Net Assets
Agriculture	2.2%
Airlines	0.8
Auto Manufacturers	1.1
Banks	26.2
Beverages	1.2
Beverages, Food & Tobacco	1.7
Building Materials	3.8
Chemicals	2.4
Commercial Services	2.9
Distribution/Wholesale	1.8
Diversified Financial Services	1.3
Electric	3.4
Electrical Components & Equipment	1.2
Engineering & Construction	2.4
Financial Services	2.4
Food	3.2
Holding Companies - Diversified	4.4
Home Furnishings	1.4
Internet	0.7
Investment Companies	1.9
Iron/Steel	0.3
Lodging	0.7
Machinery - Construction & Mining	0.2
Media	1.1
Mining	3.5
Mutual Funds	6.4
Oil & Gas	4.6
Pharmaceuticals	4.6
Real Estate	0.4
Retail	4.3
Telecommunications	8.0
Textiles	1.4
Transportation	1.1

Total Investments	103.0
Liabilities Less Other Assets	(3.0)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

July 31, 2010 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 90.3%

Argentina - 4.3%
Banco Macro SA - ADR (Banks)	11,700	$444,249
Cresud SACIF y A - Sponsored ADR (Agriculture)	23,600	302,788
Molinos Rio de la Plata SA (Food)	77,318	341,369

		1,088,406

Bangladesh - 2.9%
Lafarge Surma Cement Ltd. (Building Materials)*	16,900	140,214
Power Grid Co. of Bangladesh Ltd. (Electric)	11,700	176,069
Square Pharmaceuticals Ltd. (Pharmaceuticals)	7,995	436,515

		752,798

Colombia - 9.4%
BanColombia SA - Sponsored ADR (Banks)	14,480	848,962
Cementos Argos SA - Sponsored ADR (Building Materials)#	17,040	527,334
Ecopetrol SA - Sponsored ADR (Oil & Gas)	6,600	225,192
Grupo de Inversiones Suramericana SA - Sponsored ADR (Investment Companies)#	13,600	483,234
Interconexion Electrica SA - ADR (Electric)#	1,850	327,868

		2,412,590

Croatia - 2.6%
Atlantic Grupa (Distribution/Wholesale)	3,667	466,030
Ericsson Nikola Tesla (Telecommunications)	821	189,888

		655,918

Democratic Republic of Congo - 1.3%
Katanga Mining Ltd. (Mining)*	335,575	323,137

Egypt - 6.5%
ElSwedy Electric Co. (Electrical Components & Equipment)*	24,923	296,854
Ghabbour Auto (Auto Manufacturers)	41,840	283,106
Orascom Construction Industries - GDR (Engineering & Construction)	9,950	422,654
Orascom Telecom Holding SAE - GDR, Reg S (Telecommunications)	66,069	309,035
Oriental Weavers (Textiles)	61,354	351,348

		1,662,997

Estonia - 1.1%
Tallink Group plc (Transportation)*	361,120	277,650

Ghana - 0.7%
Ghana Commercial Bank Ltd. (Banks)	154,900	168,013

Indonesia - 1.3%
Bank Rakyat Indonesia (Banks)	297,903	328,896

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

July 31, 2010 (unaudited) (continued)

	Shares	Value (1)
Jordan - 1.7%
Arab Bank plc (Banks)	22,575	$330,794
Arab Potash Co. (Mining)	1,993	90,382

		421,176

Kazakhstan - 2.2%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)*	38,499	313,579
KazMunaiGas Exploration Production - GDR (Oil & Gas)	10,150	198,557
Steppe Cement Ltd. (Building Materials)*	72,320	53,777

		565,913

Kenya - 9.0%
AccessKenya (Internet)*	680,400	168,852
East African Breweries Ltd. (Beverages)	130,300	295,884
Equity Bank Ltd. (Banks)	1,977,000	583,626
KenolKobil Ltd. Group (Oil & Gas)	1,537,000	193,518
Kenya Airways Ltd. (Airlines)	363,500	211,859
Nation Media Group Ltd. (Media)	156,340	276,945
Safaricom Ltd. (Telecommunications)	7,739,400	564,941

		2,295,625

Lebanon - 0.9%
Banque Audi sal- Audi Saradar Group - GDR, Reg S (Banks)	29,090	232,720

Mauritius - 1.9%
Mauritius Commercial Bank (Banks)	67,580	317,235
Sun Resorts Ltd., Class A (Lodging)	89,390	175,825

		493,060

Morocco - 2.3%
Douja Promotion Groupe Addoha SA (Real Estate)*	7,730	103,855
Managem (Mining)*	3,352	182,769
Maroc Telecom (Telecommunications)	17,190	307,638

		594,262

Nigeria - 7.8%
Access Bank plc (Banks)*	7,843,730	474,855
Dangote Sugar Refinery plc (Food)	1,814,070	229,553
Diamond Bank plc (Banks)	8,100,578	405,164
First Bank of Nigeria plc (Banks)	4,546,484	405,747
UAC of Nigeria plc (Holding Companies - Diversified)	1,603,680	480,623

		1,995,942

Pakistan - 2.4%
Engro Corp. Ltd. (Chemicals)	104,316	232,697
MCB Bank Ltd. (Banks)	23,415	58,349

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

July 31, 2010 (unaudited) (continued)

	Shares	Value (1)
Pakistan - 2.4% - (continued)
Pakistan Petroleum Ltd. (Oil & Gas)	137,060	$330,354

		621,400

Peru - 3.6%
Cementos Lima SA (Building Materials)	16,742	195,882
Credicorp Ltd. (Banks)	6,880	672,314
Ferreyros SA (Machinery - Construction & Mining)	65,105	53,321

		921,517

Philippines - 1.6%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telecommunications)	7,460	400,602

Qatar - 5.6%
Commercial Bank of Qatar (Banks)	16,230	312,324
Industries Qatar (Chemicals)	13,500	369,320
Qatar Electricity & Water Co. (Electric)	12,950	369,701
Qatar National Bank (Banks)	10,330	383,426

		1,434,771

Senegal - 1.0%
Sonatel (Telecommunications)	995	264,879

Serbia - 0.8%
AIK Banka AD (Banks)*	4,000	142,962
Energoprojekt Holding ad Beograd (Holding Companies - Diversified)*	4,550	50,041

		193,003

Slovenia - 2.8%
Gorenje Velenje (Home Furnishings)*	22,120	347,081
Krka dd Novo mesto (Pharmaceuticals)	4,460	378,768

		725,849

Sri Lanka - 1.4%
John Keells Holdings plc (Commercial Services)	159,900	350,904

Thailand - 4.7%
Home Product Center pcl (Retail)	2,360,910	544,955
PTT Exploration & Production pcl (Oil & Gas)	47,500	219,283
Siam Commercial Bank pcl (Banks)	68,100	187,785
Thai Vegetable Oil pcl (Food)	359,000	245,817

		1,197,840

Trinidad & Tobago - 0.9%
Neal & Massy Holdings Ltd. (Holding Companies - Diversified)	16,570	116,850
Republic Bank Ltd. (Banks)	6,250	73,640

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

July 31, 2010 (unaudited) (continued)

	Shares	Value (1)
Trinidad & Tobago - 0.9% - (continued)
Trinidad Cement Ltd. (Building Materials)#*	100,480	$49,902

		240,392

Ukraine - 3.2%
Astarta Holding NV (Holding Companies - Diversified)*	23,520	480,929
Ferrexpo plc (Iron/Steel)	18,930	82,236
Kernel Holding SA (Agriculture)*	12,880	264,060

		827,225

United Arab Emirates - 3.7%
Arabtec Holding Co. (Engineering & Construction)*	431,670	203,615
Depa Ltd. (Commercial Services)*	588,370	400,092
Dubai Financial Market (Diversified Financial Services)	839,510	332,464

		936,171

United Kingdom - 2.7%
Hikma Pharmaceuticals plc (Pharmaceuticals)	32,790	368,700
Kazakhmys plc (Mining)	16,220	309,662

		678,362

Total Common Stocks (Cost $21,385,297)		23,062,018

Rights - 0.0%

Morocco - 0.0%
Douja Promotion Groupe Addoha SA (Real Estate)*	7,730	1,810

Total Rights (Cost $ — )		1,810

Participation Notes - 6.2%

Kuwait - 2.3%
Kuwait Projects Co. Holdings, Issued by HSBC Bank plc, Maturity Date 3/5/12 (Financial Services)(2)	521,500	603,063

Saudi Arabia - 3.9%
Almarai Co., Ltd., Issued by HSBC Bank plc, Maturity Date 3/27/12 (Beverages, Food & Tobacco)(2)	8,270	430,568
Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 6/4/12 (Retail)(2)	12,810	558,913

		989,481

Total Participation Notes (Cost $1,650,566)		1,592,544

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

July 31, 2010 (unaudited) (continued)

	Shares	Value (1)
Warrants - 0.1%

Thailand - 0.1%
Thai Vegetable Oil pcl, Expires 05/18/2012 (Food)*	34,520	$12,193

Total Warrants (Cost $2,237)		12,193

Cash Equivalent - 6.4%
Northern Institutional Funds - Diversified Assets Portfolio (Mutual Funds)	1,636,721	1,636,721

Total Cash Equivalent (Cost $1,636,721)		1,636,721

Total Investments — 103.0% (Cost $ 24,674,821)		26,305,286

Liabilities Less Other Assets - (3.0)%		(753,885)

Net Assets — 100.0%		$25,551,401

Summary of Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.

(1)	See Note 2 to Financial Statements.
(2)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 6.2% of net assets as of July 31, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

July 31, 2010 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end diversified management investment company. The Fund currently has six Portfolios, all of which were active as of July 31, 2010: Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”); Emerging Markets Portfolio (“Emerging Markets”), International Equity Portfolio (“International Equity”); Global Equity Portfolio (“Global Equity”); International Small Companies Portfolio (“International Small Companies”); and Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”). The investment objective of each Portfolio is as follows: Institutional Emerging Markets and Emerging Markets - to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets; International Equity - to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Global Equity - to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States; International Small Companies - to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States; Frontier Emerging Markets - to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets.

Institutional Emerging Markets commenced operations on October 17, 2005. Emerging Markets commenced operations on November 9, 1998. International Equity commenced operations on October 31, 1996 after acquiring the net assets of Harding Loevner LP’s AMT Capital Fund, Inc. Effective August 5, 2005, International Equity launched the Investor Class shares and converted existing shareholders to the Institutional Class. Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of HLM Global Equity Limited Partnership, a limited partnership, in a tax-free reorganization. Effective November 1, 2009, Global Equity launched the Institutional Class and redesignated existing shares as Advisor Class shares. Investor Class of International Small Companies commenced operations on March 26, 2007. Institutional Class of Frontier Emerging Markets commenced operations on May 27, 2008.

Effective April 28, 2009, shareholders of Frontier Emerging Markets approved a change in the Portfolio’s fundamental investment policy regarding concentration which may, under certain conditions, permit the Portfolio to invest up to 35% of its net assets in companies in the same industry. During periods when the Portfolio makes use of its ability to so invest, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility.

The Fund is managed by Harding Loevner LP (the “Investment Advisor”).

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

Under the Fund’s organizational document, its officers and Board are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

All investments in the Portfolios are valued daily at their market prices, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Shares of open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. If a significant event occurs after the close of trading but before the calculation of the Portfolio’s net asset value and such significant event has a material impact on the Portfolio’s net asset value per share (i.e. more than $0.01 per share), then the security may be fair valued in accordance with the Procedures. As of July 31, 2010, there were six securities in the Portfolios which required valuation by the Board or its delegate. Institutional Emerging Markets, Emerging Markets, International Equity and Frontier Emerging Markets each held such securities. The Fund has implemented additional fair value pricing on a daily basis for all foreign equity securities held by the Portfolios. The fair value pricing utilizes quantitative models developed by an independent pricing service unless the Fund determines that use of another additional fair valuation methodology is appropriate.

GAAP includes a topic which establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. This topic defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. This topic established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the pricing model and/or the inputs to the pricing model used in the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	quoted prices in active markets for identical investments

Level 2	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

GAAP provides additional guidance for estimating fair value in accordance with FASB Fair Value Measurements, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Portfolio’s investments:

Institutional Emerging Markets

ASSET VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$90,449,609	$148,175,100	$—	$238,624,709
Preferred Stocks	12,605,634	7,562,842	—	20,168,476
Participation Notes	—	1,483,454	—	1,483,454
Cash Equivalents	7,779,300	—	—	7,779,300

Total Investments	$110,834,543	$157,221,396	$—	$268,055,939

Emerging Markets ASSET VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$637,370,129	$1,003,329,552	$—	$1,640,699,681
Preferred Stocks	59,541,882	44,513,763	—	104,055,645
Participation Notes	—	9,598,820	—	9,598,820
Cash Equivalents	40,954,793	—	—	40,954,793

Total Investments	$737,866,804	$1,057,442,135	$—	$1,795,308,939

International Equity ASSET VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$86,756,318	$311,530,522	$—	$398,286,840
Preferred Stocks	10,332,363	3,176,798	—	13,509,161
Cash Equivalents	9,157,205	—	—	9,157,205

Total Investments	$106,245,886	$314,707,320	$—	$420,953,206

Global Equity ASSET VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$75,922,588	$51,271,179	$—	$127,193,767
Cash Equivalents	1,132,489	—	—	1,132,489

Total Investments	$77,055,077	$51,271,179	$—	$128,326,256

International Small Companies ASSET VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$275,964	$10,108,865	$—	$10,384,829
Preferred Stocks	—	191,483	—	191,483
Warrants	3,412	—	—	3,412
Cash Equivalents	928,207	—	—	928,207

Total Investments	$1,207,583	$10,300,348	$—	$11,507,931

Frontier Emerging Markets ASSET VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$6,590,031	$16,471,987	$—	$23,062,018
Rights	—	1,810	—	1,810
Participation Notes	—	1,592,544	—	1,592,544
Warrants	12,193	—	—	12,193
Cash Equivalents	1,636,721	—	—	1,636,721

Total Investments	$8,238,945	$18,066,341	$—	$26,305,286

The Portfolios disclose significant transfers between levels based on valuations at the end of the reporting period. At July 31, 2010, securities which had been classified as “Level 1” and disclosed in the Schedule of Investments as “Equity Linked Notes” at April 30, 2010, were reclassified as “Level 2” and disclosed in the Schedule of Investments as “Participation Notes”. At July 31, 2010, these securities amounted to 0.5%, 0.5% and 6.2% of the net assets of Institutional Emerging Markets, Emerging Markets and Frontier Emerging Markets, respectively. At April 30, 2010, these securities had amounted to 0.2%, 0.2% and 7.3% of the net assets of Institutional Emerging Markets, Emerging Markets and Frontier Emerging Markets, respectively. This reclassification was made to more accurately reflect the nature of Participation Notes as securities which primarily derive their value from the value of an underlying equity security.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

ASSET VALUATION INPUT

Investments in Securities

	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Held at July 31, 2010
International Equity
Common Stocks	$2,857,825	$0	($44,295)	($64,361)	$990,435	($260,059)	$0	($3,479,545)	$0	$0

Frontier Emerging Markets
Common Stocks	$520,558	$0	$0	$199,643	$735,085	$0	$0	($1,455,286)	$0	$0

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

3. Investment Transactions

The cost of investments for federal income tax purposes, which was substantially the same for book purposes, and the components of net unrealized appreciation/ (depreciation) on investments at July 31, 2010, for each of the Portfolios were as follows:

Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation	Cost
Institutional Emerging Markets	$68,971,970	$(3,205,000)	$65,766,970	$202,288,969
Emerging Markets	577,288,456	(22,426,550)	554,861,906	1,240,447,033
International Equity	90,503,479	(10,286,693)	80,216,786	340,736,420
Global Equity	15,675,911	(2,334,222)	13,341,689	114,984,567
International Small Companies	1,194,012	(691,875)	502,137	11,005,794
Frontier Emerging Markets	3,014,009	(1,383,544)	1,630,465	24,674,821

4. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on July 31, 2010.

5. Participation Notes

Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. Participation notes are issued by banks or broker-dealers and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter and are subject to counterparty risk. Counterparty risk is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer of the underlying assets. These securities may be more volatile and less liquid than other investments held by the Portfolios.

6. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

7. Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Portfolios’ financial statement disclosures.

8. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Item 2.   Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By:	/s/ David R. Loevner
David R. Loevner, President
(Principal Executive Officer)

Date:	September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Loevner
David R. Loevner, President
(Principal Executive Officer)

Date:	September 28, 2010

By:	/s/ Charles Todd
Charles Todd, Treasurer
(Principal Financial Officer)

Date:	September 28, 2010